Stock-Based Compensation Plans	6 Months Ended
Jul. 31, 2023
Stock-Based Compensation Plans
Stock-Based Compensation Plans

Note 17 - Stock-Based Compensation Plans

Total estimated stock-based compensation expense recognized in our condensed consolidated statement of operations was as follows:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2023	2022	2023	2022
Cost of revenues	304	254	505	449
Sales and marketing	1,417	675	2,287	1,160
Research and development	580	490	965	857
General and administrative	2,150	2,317	3,613	4,057
Effect on net income	4,451	3,736	7,370	6,523

Differences between how GAAP and applicable income tax laws treat the amount and timing of recognition of stock-based compensation expense may result in a deferred tax asset. We have recorded a valuation allowance against any such deferred tax asset except for $0.8 million ($0.8 million at January 31, 2023) recognized in the United States. We realized a nominal tax benefit in connection with stock options exercised during both the three and six month periods ended July 31, 2023 and a nominal tax benefit for both the same periods in fiscal 2023.

Stock Options

As of July 31, 2023, we had 1,657,444 stock options granted and outstanding under our shareholder-approved stock option plan and 2,438,153 remained available for grant.

As of July 31, 2023, $12.2 million of total unrecognized compensation costs related to non-vested stock option awards is expected to be recognized over a weighted average period of 2.8 years. The total fair value of stock options vested during the three and six month periods ended July 31, 2023 was $0.2 million and $0.3 million, respectively.

For the three and six month periods ended July 31, 2023, 2,553 and 278,845 stock options, respectively, were granted compared to 92,422 and 354,699 stock options for the same periods in fiscal 2023. The weighted average grant-date fair value of stock options granted during the six month periods ended July 31, 2023 and July 31, 2022 was $ 26.29 per option and $ 18.91 per option, respectively.

The weighted-average assumptions were as follows:

	Six Months Ended
	July 31,	July 31,
	2023	2022

Expected dividend yield (%)	—	—
Expected volatility (%)	30.8	29.2
Risk-free rate (%)	3.2	2.4
Expected option life (years)	5	5

A summary of option activity under all of our plans is presented as follows:

			Weighted-
	Number of	Weighted-	Average	Aggregate
	Stock	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life (years)	(in millions)
Balance at January 31, 2023	1,593,433	$45.54	4.1	$45.7
Granted	278,845	$80.10
Exercised	(201,511)	$30.87
Forfeited	(13,323)	$61.52
Balance at July 31, 2023	1,657,444	$51.83	4.3	$41.9

Vested or expected to vest at July 31, 2023	1,657,444	$51.83	4.3	$41.9

Exercisable at July 31, 2023	918,043	$41.39	3.3	$32.2

The total intrinsic value of stock options exercised during the three and six month periods ended July 31, 2023 was $0.8 million and $9.6 million, compared to $0.2 million and $1.3 million during the same periods of fiscal 2023, respectively.

Performance Share Units

A summary of PSU activity is as follows:

		Weighted-	Weighted-
		Average	Average	Aggregate
	Number of	Granted	Remaining	Intrinsic
	PSUs	Date Fair	Contractual	Value
	Outstanding	Value	Life (years)	(in millions)
Balance at January 31, 2023	915,233	$38.41	4.5	$67.9
Granted	95,134	$106.36
Performance units issued	68,005	$54.00
Exercised	(84,125)	$11.19
Forfeited	(2,475)	$82.13
Balance at July 31, 2023	991,772	$54.07	5.0	$75.9

Vested or expected to vest at July 31, 2023	991,772	$54.07	5.0	$75.9

Exercisable at July 31, 2023	723,681	$36.95	3.7	$55.3

The aggregate intrinsic value represents the total pre-tax intrinsic value (the aggregate closing share price of our common shares on July 31, 2023) that would have been received by PSU holders if all PSUs had been vested on July 31, 2023.

As of July 31, 2023, $13.8 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 2.1 years. The total fair value of PSUs vested during the three and six month periods ended July 31, 2023 was nil and $4.6 million, respectively.

Restricted Share Units

A summary of RSU activity is as follows:

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	RSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2023	474,631	$32.44	4.7	$35.2
Granted	61,774	$80.19
Exercised	(53,898)	$8.55
Forfeited	(413)	$60.89
Balance at July 31, 2023	482,094	$40.34	5.3	$36.9

Vested or expected to vest at July 31, 2023	482,094	$40.34	5.3	$36.9

Exercisable at July 31, 2023	361,598	$30.32	4.1	$27.7

The aggregate intrinsic value represents the total pre-tax intrinsic value (the aggregate closing share price of our common shares on July 31, 2023) that would have been received by RSU holders if all RSUs had been vested on July 31, 2023.

As of July 31, 2023, $6.8 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 2.1 years. The total fair value of RSUs vested during both the three and six month periods ended July 31, 2023 was nil.

Deferred Share Unit Plan

As at July 31, 2023, the total number of DSUs held by participating directors was 308,427 (283,338 at January 31, 2023), representing an aggregate accrued liability of $ 23.2 million ($ 20.6 million at January 31, 2023). During the six month period ended July 31, 2023, 25,089 DSUs were granted. The fair value of the DSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost (recovery) related to DSUs recognized during the three and six month periods ended July 31, 2023 was ($0.1) million and $2.3 million, respectively, compared to $2.7 million and $0.3 million for the same periods in fiscal 2023, respectively.

Cash-Settled Restricted Share Unit Plan

A summary of activity under our CRSU plan is as follows:

		Weighted-
		Average
	Number of	Remaining
	CRSUs	Contractual
	Outstanding	Life (years)
Balance at January 31, 2023	14,583	1.4
Granted	7,879
Vested and settled in cash	(6,129)
Balance at July 31, 2023	16,333	2.0

Non-vested at July 31, 2023	16,333	2.0

We recognize the compensation cost of the CRSUs ratably over the service/vesting period relating to the grant and have recorded an aggregate accrued liability of $0.2 million at July 31, 2023 ($0.4 million at January 31, 2023). As at July 31, 2023, the unrecognized aggregate liability for the unvested CRSUs was $ 1.0 million ($ 0.7 million at January 31, 2023). The fair value of the CRSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to CRSUs recognized during the three and six month periods ended July 31, 2023 was $0.1 million and $0.3 million , respectively, compared to $0.2 million and $0.4 million for the same periods in fiscal 2023, respectively.